Sales, General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
General and Administrative Expenses [Abstract]
Sales, General and Administrative Expenses

Note 16 - Sales, General and Administrative Expenses

A.

	For the year ended December 31
	2020	2019	2018
	USD thousands
Employees and officer's compensation	1,355	1,445	1,733
Share-based payments (see also Note 11)	1,147	657	87
Legal fees in connection with ISA investigation and class action lawsuits (see also Note 13B)	43	356	690
Other professional fees	1,315	900	1,525
Board member remuneration and insurance	962	622	470
Board member share-based payments	742	269	86
FDA Fee	-	946	-
ISA settlement (see also Note 13B)	-	387	-
Rent and office maintenance	58	80	243
Travel and car expenses	76	182	228
Depreciation	235	178	7
Other	373	56	126
	6,306	6,078	5,195

B.

The Consolidated Statements of Operations for the year ended December 31, 2020, 2019 and 2018 include refunds from the insurance company in respect of legal expenses in the amount of USD 182, USD 596 and USD 743 thousand, respectiveley.